Equity Investment in OCHL (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2017	Mar. 31, 2017
Equity Investments in OCHL [Abstract]
Schedule of change in investment in affiliate
Asset Type	Fair Value
Fixed Assets	$109,000
Trademark/Trade Name	431,100
Software	1,003,600
Customer Relationships	368,600
Domain Names	106,400
Goodwill	1,321,300
Purchase Price	$3,340,000

Balance as of March 31, 2015	$4,478,962
50% share of net income for the period	410,553
Balance as of March 31, 2016	4,889,515
50% share of net income for the period	132,832
Balance as of November 24, 2016	5,022,347
Proceeds received	(2,182,274)
Liability extinguished	(50,000)
Loss recognized	$2,790,073

Schedule of net income from OCHL
	Unaudited Pro-Forma
	Three Months	Three Months
	Ended June 30,	Ended June 30,
	2017	2016
Revenue	$386,020	$979,000
Cost of revenue	91,891	247,000
Gross Margin	294,129	732,000

Operating expenses:
Selling, general and administrative	2,406,949	1,869,886
Related party expenses	90,000	90,000
Total operating expenses	2,496,949	1,959,886
Loss from operations	(2,202,820)	(1,227,886)

Other income (expense):
Interest expense, net	(634,949)	(701,268)
Earnings from investment in OCHL	—	83,184
Total other income (expense)	(634,949)	(618,084)

Net loss	$(2,837,769)	$(1,845,970)

Net loss per share – basic and diluted	$(0.03)	$(0.02)

Weighted average common shares – basic and diluted	106,584,364	92,596,918

	Period from April 1, 2016 to November 24, 2016	Fiscal Year Ended March 31, 2016
Revenue	$3,921,204	$6,754,707
Cost of revenue	546,480	920,667
Gross profit	3,374,724	5,834,040

Operating expenses
Selling, general and administrative	2,893,306	4,613,058
Depreciation and amortization	74,828	133,106
Total operating expenses	2,968,134	4,746,164
Income from operations before other expenses	406,590	1,087,876

Other expenses
Interest	28,002	45,997

Income before provision for taxes	378,588	1,041,879

Taxes	112,924	220,773
Net income	$265,664	$821,105

Schedule of carrying amounts of major classes of assets and liabilities of OCHL

March 31, 2016
Assets
Current assets
Cash and cash equivalents	$386,009
Accounts receivable	24,743
Inventory	62,548
Prepaid expenses and other current assets	533,128
Total current assets	1,006,429

Other assets
Property and equipment, net of accumulated depreciation	867,975
Total assets	$1,874,205

Liabilities and Shareholders’ Deficit
Current liabilities
Accounts payable	$514,488
Taxes payable	410,504
Notes payable, current	207,978
Other accrued liabilities	460,290
Total current liabilities	1,593,210
Deferred rent – noncurrent	937,459
Total liabilities	2,530,669

Shareholders deficit	(656,464)

Total Liabilities and Shareholders’ Deficit	$1,874,205